BUSINESS COMBINATIONS (Details2) (USD $) In Thousands, unless otherwise specified			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 The About Group	Sep. 24, 2012 The About Group	Dec. 31, 2012 The About Group Content	Sep. 24, 2012 The About Group Content	Dec. 31, 2012 The About Group Technology	Sep. 24, 2012 The About Group Technology	Dec. 31, 2012 The About Group Advertiser relationships	Sep. 24, 2012 The About Group Advertiser relationships	Dec. 31, 2012 The About Group Customer lists	Sep. 24, 2012 The About Group Customer lists	Sep. 24, 2012 The About Group Trade names
Acquired Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived Intangible Asset													$ 33,700
Finite-lived Intangible Asset						47,800		12,789		7,500		1,500
Total	$ 482,904	$ 378,107		$ 103,289
Weighted-Average Useful Life (Years)			3 years 7 months 6 days		4 years		3 years		2 years		3 years